Schedule of Reconciliation of Changes in Stockholders' Deficit Related Business Combination (Details) - Peak Bio, Inc. [Member]	12 Months Ended
Dec. 31, 2022 USD ($)
Business Combination, Pro Forma Information [Line Items]
Total	$ 128,161
Recapitalization [Member]
Business Combination, Pro Forma Information [Line Items]
Cash - Ignyte trust and cash, net of redemptions and PIPE proceeds	13,766
Plus: restricted cash - Forward Share Purchase Agreement	4,551,750
Less: fair value of private warrants	(450,000)
Less: derivative liability on Forward Share Purchase Agreement	(80,110)
Less: transaction costs allocated to the Company’s equity	(3,907,245)
Total	$ 128,161